Dana Large Cap Equity Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS — 98.93% Shares Fair Value
Communications — 9.82%
Alphabet, Inc., Class A 14,700 $ 2,999,094
Meta Platforms, Inc., Class A 2,900 1,998,622
T-Mobile US, Inc. 5,000 1,164,850
Walt Disney Co. (The) 7,200 814,032
6,976,598
Consumer Discretionary — 12.96%
Amazon.com, Inc.
(a)
13,100 3,113,608
PulteGroup, Inc. 11,400 1,297,092
Restaurant Brands International, Inc. 18,000 1,107,720
Royal Caribbean Cruises Ltd. 5,400 1,439,640
TJX Cos., Inc. (The) 10,000 1,247,900
Uber Technologies, Inc.
(a)
15,000 1,002,750
9,208,710
Consumer Staples — 5.28%
Kimberly-Clark Corp. 5,400 701,838
Kroger Co. (The) 21,000 1,294,440
Sysco Corp. 16,800 1,225,056
Walmart, Inc. 5,400 530,064
3,751,398
Energy — 3.11%
Diamondback Energy, Inc. 6,000 986,160
Exxon Mobil Corp. 2,800 299,124
Schlumberger Ltd. 23,000 926,440
2,211,724
Financials — 14.42%
American Express Co. 4,400 1,396,780
Bank of America Corp. 1,000 46,300
Bank of New York Mellon Corp. (The) 17,700 1,520,961
Interactive Brokers Group, Inc., Class A 7,200 1,565,568
JPMorgan Chase & Co. 5,200 1,389,960
Reinsurance Group of America, Inc. 6,300 1,435,518
Visa, Inc., Class A 4,000 1,367,200
Wells Fargo & Co. 19,300 1,520,840
10,243,127
Health Care — 10.38%
AbbVie, Inc. 7,800 1,434,420
Boston Scientific Corp.
(a)
14,300 1,463,748
Eli Lilly & Co. 1,700 1,378,836
IQVIA Holdings, Inc.
(a)
3,200 644,352
McKesson Corp. 2,020 1,201,395
UnitedHealth Group, Inc. 2,300 1,247,727
7,370,478
Industrials — 6.74%
Caterpillar, Inc. 3,400 1,262,896
Delta Air Lines, Inc. 20,300 1,365,581
L3Harris Technologies, Inc. 3,900 826,839

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS — 98.93% - (continued) Shares Fair Value
Industrials — 6.74% - (continued)
Parker-Hannifin Corp. 1,880 $ 1,329,254
4,784,570
Materials — 1.86%
Graphic Packaging Holding Co. 23,700 650,091
Linde PLC 1,500 669,180
1,319,271
Real Estate — 2.02%
Gaming and Leisure Properties, Inc. 15,000 725,850
Iron Mountain, Inc. 7,000 710,990
1,436,840
Technology — 29.98%
Adobe, Inc.
(a)
2,140 936,143
Apple, Inc. 20,000 4,720,000
Broadcom, Inc. 8,000 1,770,160
Dell Technologies, Inc., Class C 11,900 1,232,840
Micron Technology, Inc. 9,200 839,408
Microsoft Corp. 9,800 4,067,588
NVIDIA Corp. 32,200 3,866,254
Salesforce, Inc. 3,960 1,353,132
ServiceNow, Inc.
(a)
1,200 1,222,056
Workday, Inc., Class A
(a)
4,900 1,284,094
21,291,675
Utilities — 2.36%
CenterPoint Energy, Inc. 28,400 924,988
PPL Corp. 22,400 752,640
1,677,628
Total Common Stocks (Cost $41,607,288) 70,272,019
MONEY MARKET FUNDS — 1.08%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.31%
(b)
766,754 766,754
Total Money Market Funds (Cost $766,754) 766,754
Total Investments — 100.01% (Cost $42,374,042) 71,038,773
Liabilities in Excess of Other Assets — (0.01)% (4,349)
NET ASSETS — 100.00% $ 71,034,424
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS — 99.06% Shares Fair Value
Communications — 1.37%
Magnite , Inc.
(a)
25,610 $ 440,492
Consumer Discretionary — 9.25%
Acushnet Holdings Corp. 7,254 473,831
American Eagle Outfitters, Inc. 24,466 394,881
Boot Barn Holdings, Inc.
(a)
3,362 540,778
GMS, Inc.
(a)
6,308 532,017
Group 1 Automotive, Inc. 1,282 585,220
Modine Manufacturing Co.
(a)
4,422 448,612
2,975,339
Consumer Staples — 2.57%
e.l.f . Beauty, Inc.
(a)
3,888 388,450
Simply Good Foods Co. (The)
(a)
11,560 439,280
827,730
Energy — 3.47%
Civitas Resources, Inc. 8,660 439,582
SM Energy Co. 10,518 399,263
Weatherford International PLC 4,422 278,365
1,117,210
Financials — 16.94%
Atlantic Union Bancshares Corp. 14,790 558,618
AXIS Capital Holdings Ltd. 6,459 587,898
Evercore , Inc., Class A 2,054 598,269
Pinnacle Financial Partners, Inc. 4,918 613,619
Primerica, Inc. 2,113 613,129
SouthState Corp. 6,139 648,217
Stifel Financial Corp. 5,590 647,602
Synovus Financial Corp. 10,454 589,815
Wintrust Financial Corp. 4,504 589,168
5,446,335
Health Care — 17.45%
Alkermes PLC
(a)
8,733 275,351
Axsome Therapeutics, Inc.
(a)
5,502 585,743
Blueprint Medicines Corp.
(a)
7,104 799,412
Cytokinetics, Inc.
(a)
6,670 329,898
Denali Therapeutics, Inc.
(a)
11,835 275,756
Ensign Group, Inc. (The) 4,097 572,187
Insmed , Inc.
(a)
7,663 586,833
Lantheus Holdings, Inc.
(a)
5,758 532,673
Madrigal Pharmaceuticals, Inc.
(a)
1,305 436,914
Olema Pharmaceuticals, Inc.
(a)
56,137 342,997
TG Therapeutics, Inc.
(a)
12,267 388,864
TransMedics Group, Inc.
(a)
7,176 484,739
5,611,367
Industrials — 12.70%
Applied Industrial Technologies, Inc. 2,794 726,524
Cactus, Inc., Class A 7,756 463,111

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS — 99.06% - (continued) Shares Fair Value
Industrials — 12.70% - (continued)
Clean Harbors, Inc.
(a)
2,736 $ 637,487
FTI Consulting, Inc.
(a)
3,252 635,278
Hub Group, Inc., Class A 12,949 577,655
Installed Building Products, Inc. 2,420 481,193
Powell Industries, Inc. 2,341 561,325
4,082,573
Materials — 6.15%
Advanced Drainage Systems, Inc. 5,134 620,752
Avient Corp. 11,209 480,866
Eagle Materials, Inc. 1,668 428,242
Element Solutions, Inc. 17,363 448,139
1,977,999
Real Estate — 5.73%
Agree Realty Corp. 9,451 685,859
STAG Industrial, Inc. 15,508 530,063
Tanger Factory Outlet Centers, Inc. 19,033 624,663
1,840,585
Technology — 20.66%
CSG Systems International, Inc. 11,587 681,200
ExlService Holdings, Inc.
(a)
16,120 810,192
Fabrinet
(a)
2,255 487,554
Harmonic, Inc.
(a)
36,566 412,464
i3 Verticals, Inc., Class A
(a)
24,497 609,730
PDF Solutions, Inc.
(a)
17,649 491,701
PubMatic, Inc., Class A
(a)
27,086 409,540
Semtech Corp.
(a)
10,024 671,207
SPS Commerce, Inc.
(a)
3,097 571,955
Ultra Clean Holdings, Inc.
(a)
15,317 564,738
Veeco Instruments, Inc.
(a)
17,543 445,241
Verint Systems, Inc.
(a)
19,305 489,961
6,645,483
Utilities — 2.77%
Chesapeake Utilities Corp. 3,741 457,338
Clearway Energy, Inc., Class C 16,666 432,149
889,487
Total Common Stocks (Cost $25,357,451) 31,854,600
MONEY MARKET FUNDS — 0.95%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.31%
(b)
306,205 306,205
Total Money Market Funds (Cost $306,205) 306,205
Total Investments — 100.01% (Cost $25,663,656) 32,160,805
Liabilities in Excess of Other Assets — (0.01)% (4,690)
NET ASSETS — 100.00% $ 32,156,115

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.

Dana Epiphany Equity Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS — 99.15% Shares Fair Value
Communications — 10.03%
Alphabet, Inc., Class A 11,400 $ 2,325,828
Alphabet, Inc., Class C 3,000 616,800
Magnite , Inc.
(a)
53,000 911,600
Meta Platforms, Inc., Class A 2,800 1,929,704
T-Mobile US, Inc. 4,000 931,880
6,715,812
Consumer Discretionary — 12.22%
Amazon.com, Inc.
(a)
12,400 2,947,232
Autoliv , Inc. 9,200 889,272
Genuine Parts Co. 4,800 558,000
Home Depot, Inc. (The) 1,600 659,168
PulteGroup, Inc. 9,400 1,069,532
Tapestry, Inc. 19,500 1,422,330
Uber Technologies, Inc.
(a)
9,500 635,075
8,180,609
Consumer Staples — 5.59%
Kimberly-Clark Corp. 8,800 1,143,736
Sysco Corp. 16,000 1,166,720
Wal-Mart Stores, Inc. 14,600 1,433,136
3,743,592
Energy — 2.92%
Diamondback Energy, Inc. 5,900 969,724
Exxon Mobil Corp. 3,900 416,637
Weatherford International PLC 9,000 566,550
1,952,911
Financials — 12.26%
American Express Co. 4,200 1,333,290
Bank of America Corp. 29,000 1,342,700
Bank of New York Mellon Corp. (The) 18,000 1,546,740
JPMorgan Chase & Co. 4,800 1,283,040
Reinsurance Group of America, Inc. 6,000 1,367,160
Visa, Inc., Class A 3,900 1,333,020
8,205,950
Health Care — 10.33%
Boston Scientific Corp.
(a)
16,000 1,637,760
Elevance Health, Inc. 3,400 1,345,380
IQVIA Holdings, Inc.
(a)
6,300 1,268,568
ResMed , Inc. 5,700 1,346,226
Zoetis, Inc., Class A 7,700 1,315,930
6,913,864
Industrials — 7.18%
Clean Harbors, Inc.
(a)
4,600 1,071,800
Howmet Aerospace, Inc. 12,000 1,518,960
Johnson Controls International PLC 14,200 1,107,600
nVent Electric PLC 17,000 1,106,530
4,804,890

Dana Epiphany Equity Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS — 99.15% - (continued) Shares Fair Value
Materials — 1.98%
Graphic Packaging Holding Co. 24,000 $ 658,320
Linde PLC 1,500 669,180
1,327,500
Real Estate — 1.97%
Iron Mountain, Inc. 6,600 670,362
STAG Industrial, Inc. 19,000 649,420
1,319,782
Technology — 32.45%
Apple, Inc. 19,400 4,578,400
Broadcom, Inc. 7,200 1,593,144
Cisco Systems, Inc. 21,000 1,272,600
Dell Technologies, Inc., Class C 9,800 1,015,280
Fiserv, Inc.
(a)
6,000 1,296,240
Micron Technology, Inc. 4,900 447,076
Microsoft Corp. 9,600 3,984,576
NVIDIA Corp. 32,000 3,842,240
Salesforce, Inc. 3,600 1,230,120
ServiceNow , Inc.
(a)
1,160 1,181,321
Workday, Inc., Class A
(a)
4,900 1,284,094
21,725,091
Utilities — 2.22%
Portland General Electric Co. 16,500 678,810
PPL Corp. 24,000 806,400
1,485,210
Total Common Stocks (Cost $48,896,850) 66,375,211
MONEY MARKET FUNDS — 0.88%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.31%
(b)
591,003 591,003
Total Money Market Funds (Cost $591,003) 591,003
Total Investments — 100.03% (Cost $49,487,853) 66,966,214
Liabilities in Excess of Other Assets — (0.03)% (20,228)
NET ASSETS — 100.00% $ 66,945,986
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.